INCOME TAXES - Deferred tax liability (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	€ 1,201	€ 1,243
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	€ 1,201	1,196
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities		€ 47